Discontinued Operations - Sale of VitaMedica (Details Narrative) - USD ($)		12 Months Ended
	Jun. 13, 2024	Jun. 30, 2024
Stock Purchase Agreement [Member]
Purchase price for the stock	$ 6,000,000	$ 6,000,000